Earnings per share	12 Months Ended
Dec. 31, 2018
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Earnings per share

9. Earnings per share

Basic EPS

The calculation of basic EPS is as follows:

	2018		2017		2016
Earnings[1] (£m)	1,062.9		1,816.6		1,400.1
Average shares used in basic EPS calculation (m)	1,247.8		1,261.1		1,277.8
EPS	85.2	p	144.0	p	109.6	p

Note

[1]	Earnings is equivalent to profit for the year attributable to equity holders of the parent.

Diluted EPS

The calculation of diluted EPS is as follows:

	2018		2017		2016
Diluted earnings (£m)	1,062.9		1,816.6		1,400.1
Average shares used in diluted EPS calculation (m)	1,261.2		1,275.8		1,296.0
Diluted EPS	84.3	p	142.4	p	108.0	p

Diluted EPS has been calculated based on the diluted earnings amounts above. At 31 December 2018, options to purchase 16.9 million ordinary shares (2017: 8.2 million, 2016: 8.4 million) were outstanding, but were excluded from the computation of diluted earnings per share because the exercise prices of these options were greater than the average market price of the Group’s shares and, therefore, their inclusion would have been accretive.

A reconciliation between the shares used in calculating basic and diluted EPS is as follows:

	2018 m	2017 m	2016 m
Average shares used in basic EPS calculation	1,247.8	1,261.1	1,277.8
Dilutive share options outstanding	1.6	1.8	2.4
Other potentially issuable shares	11.8	12.9	15.8
Shares used in diluted EPS calculation	1,261.2	1,275.8	1,296.0

At 31 December 2018 there were 1,332,678,227 (2017: 1,332,511,552, 2016: 1,331,880,730) ordinary shares in issue.